Statutory Financial Information and Dividend Limitations - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Dividend Limitations
Action level RBC expressed as a multiplier of authorized control level RBC, which if not achieved would require specific actions to be taken	2
Capital and surplus	$ 18,147	$ 18,630
Restricted net assets	25,000
Allstate Insurance Company
Dividend Limitations
Dividends paid	2,870
Maximum amount of dividends without prior approval	$ 2,730
Advance notice period required for payment of dividend in excess of amount available for distribution without prior approval	30 days
Unassigned surplus excluding unrealized appreciation from investments	$ 11,150
Capital and surplus	17,290
Authorized control level RBC	$ 3,010